Summary of equity attributable to Novartis AG shareholders (Details) - USD ($) shares in Millions, $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended
	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of classes of share capital [line items]
Equity at beginning of period		$ 61,704	$ 50,589	$ 67,822	$ 56,666
Exercise of options and employee transactions, equity impact		(2)	(3)	91	39
Equity-based compensation, equity impact		204	179	437	337
Shares delivered to divested business employees, equity impact				5	17
Taxes on treasury shares		1	(1)	11
(Increase)/decrease of treasury share repurchase obligation under a share buyback trading plan		2,639		2,809	1,769
Dividends				(7,506)	(7,368)
Net income		1,695	2,895	3,914	4,954
Other comprehensive income		(589)	1,226	853	351
Other movements		117	14	140	27
Equity at end of period	$ 67,822	63,006	54,128	$ 63,006	$ 54,128
Maximal amount of share buyback programm	$ 15,000
Equity attributable to owners of parent [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding at beginning of period				2,234.9	2,256.8
Equity at beginning of period		61,540	50,523	$ 67,655	$ 56,598
Shares acquired to be cancelled				(61.7)	(28.2)
Shares acquired for cancellation, equity impact				$ (5,381)	$ (2,558)
Other share purchases				(1.2)	(1.3)
Other share purchases, equity impact				$ (109)	$ (128)
Exercise of options and employee transactions shares				1.9	0.6
Exercise of options and employee transactions, equity impact		(2)	(3)	$ 91	$ 39
Equity based compensation shares				8.9	8.7
Equity-based compensation, equity impact		204	179	$ 437	$ 337
Shares delivered to divested business employees				0.0	0.1
Shares delivered to divested business employees, equity impact				$ 5	$ 17
Taxes on treasury shares		1	(1)	11
(Increase)/decrease of treasury share repurchase obligation under a share buyback trading plan		2,639		2,809	1,769
Dividends				(7,506)	(7,368)
Net income		1,694	2,896	3,916	4,955
Other comprehensive income		(585)	1,227	857	354
Other movements		$ 117	$ 14	$ 140	$ 27
Number of shares outstanding at end of period	2,234.9	2,182.8	2,236.7	2,182.8	2,236.7
Equity at end of period	$ 67,655	$ 62,925	$ 54,042	$ 62,925	$ 54,042